Giggles N' Hugs, Inc. Statements of Operations (USD $)	3 Months Ended		6 Months Ended		82 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Revenue		$ 50		$ 200	$ 200
Cost of sales
Gross profit		50		200	200
Expenses:
Depreciation expense		163		375	4,806
General and administrative expenses	52,527	1,875	73,436	9,915	191,898
Total expenses	52,527	2,038	73,436	10,290	196,704
Operating loss	(52,527)	(1,988)	(73,436)	(10,090)	(196,504)
Other expenses:
Interest income	12,383		17,663		17,663
Interest expense					(4)
Impairment of inventory					(1,510)
Total other expenses	12,383		17,663		16,149
Net loss	$ (40,144)	$ (1,988)	$ (55,773)	$ (10,090)	$ (180,355)
Weighted average number of common shares outstanding - basic	52,060,032	51,607,500	51,951,680	51,607,500
Loss per share - basic	$ 0.00	$ 0.00	$ 0.00	$ 0.00